SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Share-Based Compensation
Schedule of share based compensation expense
	2016	2015	2014
Stock options	$1	$13	$5
Restricted stock awards and restricted stock units	2	11	—
Total share-based compensation expense	$3	$24	$5

Schedule of activity of outstanding stock options granted
	Number of Shares	Price Range	Weighted Average Remaining Contractual term	Aggregate Instrinsic Value
Balance, January 1, 2014	1,479,494	$1.25 – $4.60
Granted	23,076	$1.30 – $1.30
Cancelled / forfeited	(528,000)	$1.50 – $4.60
Balance, December 31, 2014	974,570	$1.25 – $3.74
Granted	60,000	$1.24 – $1.24
Cancelled / forfeited	(350,000)	$1.25 – $1.50
Balance, December 31, 2015	684,570	$1.24 – $3.74
Granted	—
Cancelled / forfeited	(215,671)	$1.24 – $3.74
Balance, December 31, 2016	468,899	$1.24 – $3.74	3.1 years	$—
Vested and exercisable at December 31, 2016	458,899	$1.24 – $3.74	2.9 years	$—

Schedule of additional information about stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average		Number of Shares	Wtd. Average Exercise Price
		Remaining Contractual Life	Exercise Price
$1.24 – $1.85	297,878	2.7 Years	$1.54	287,878	$1.55
$2.00 – $2.25	155,000	4.1 Years	$2.12	155,000	$2.12
$3.69 – $3.74	16,021	1.3 Years	$3.72	16,021	$3.72
$1.24 – $3.74	468,899	3.1 Years	$1.81	458,899	$1.82

Schedule of status of unvested restricted stock activity
	Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Non-vested RSAs at January 1, 2014	—	$0.00
Granted	—	$0.00
Vested	—	$0.00
Cancelled / forfeited	—	$0.00
Non-vested RSAs at December 31, 2014	—	$0.00
Granted	15,000	$1.13
Vested	(7,500)	$1.13
Cancelled / forfeited	—	$0.00
Non-vested RSAs at December 31, 2015	7,500	$1.13
Granted	340,000	$1.00
Vested	(2,500)	$1.13
Cancelled / forfeited	(2,500)	$1.13
Non-vested RSAs at December 31, 2016	342,500	$1.00